Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be involved in lawsuits, claims or legal proceedings that arise in the ordinary course of business, including proceedings related to the Company’s obligation to register shares for public offering. The Company accrue a contingent liability when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Management believes that there are no claims against us for which the outcome is expected to have a material effect on our financial position, results of operations or cash flows.

G3 Tax Lien

The Internal Revenue Service has placed a federal tax lien on all the property and rights to property belonging to G3 which would include any proceeds from sale of property assets included in the financial statements of the Company. The lien relates to unpaid federal income taxes for 2017. Inclusive of interest, the balance owed is approximately $2,120,000 as of September 30, 2025.

As disclosed in Note 3, the Company and G3 included a provision in the Merger Agreement that adjusts the aggregate share consideration to be paid to the shareholders of HBC if the G3 Tax Lien is not released prior to closing. Specifically, 4,000 shares of Solidion common stock, issuable to the HBC shareholders as part of the Merger Consideration at or following closing, will depend on whether the G3 Tax Lien has been settled by G3 prior to closing. As of the Merger closing and through September 30, 2025, the G3 Tax Lien remained unsettled by G3 and as of September 30, 2025, the 4,000 holdback shares have not been issued.

The G3 Tax Lien represents a potential obligation that would become payable only upon the sale of the building. As the timing and likelihood of such a sale are uncertain and there are no immediate plans to sell, the Company has not recorded a liability on the balance sheet for this contingent obligation. Should the Company decide to sell the building in the future, this lien may need to be settled from the proceeds of the sale, which could impact the net cash inflow from such a transaction. The Company will continue to monitor the situation and will recognize a liability in the financial statements if and when it becomes probable that the building will be sold and the lien will need to be satisfied.

Registration Rights Agreement

Pursuant to the Registration Rights Agreement, dated August 30, 2024 (the “Agreement”), between the Company and the purchasers of privately placed securities (the “Purchasers”), the Company was obligated, among other things, to file a registration statement to register the resale of such securities and to have the Securities and Exchange Commission declare the registration statement effective by certain deadlines specified in the Agreement. As of September 30, 2025, the Company had not met these deadlines. As a result, the Company recorded an expense within Selling, General, and Administrative Expenses on its consolidated and combined statements of operations of $0 and $160,000 during the three and nine months ended September 30, 2025. The total liquidated damages are limited to approximately $400,000 plus interest calculated in accordance with the Agreement.

On October 8, 2025, (the “Effective Date”), Madison Bond LLC and Bayside Project LLC (together, the “New Holders”) purchased all of the outstanding Series C and Series D Warrants previously issued by the Company pursuant to the August Subscription Agreement. Immediately thereafter, the Company exercised its rights under the August Subscription Agreement to convert all remaining unexercised portions of the Series C and Series D Warrants into shares of common stock at a ratio of one share per warrant. On October 24, 2025, the New Holders received 3,447,957 shares of the Company’s common stock (the “Conversion Shares”), and all outstanding Series C and Series D Warrants were cancelled.

NOTE 7 — COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be involved in lawsuits, claims or legal proceedings that arise in the ordinary course of business. The Company accrue a contingent liability when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Management believes that there are no claims against us for which the outcome is expected to have a material effect on our financial position, results of operations or cash flows.

Settlement and Dismissal of Meteora Lawsuit

On July 17, 2024, plaintiffs Meteora Capital Partners LP, Meteora Select Trading Opportunities Master LP, and Meteora Strategic Capital LLC filed a lawsuit against Solidion Technology, Inc. in the Delaware Chancery Court (Case No. 2024-0752-LWW). The lawsuit sought specific performance and monetary damages related to the FPA.

On August 29, 2024, the Company and the Seller entered into an amendment to the FPA (the “Amendment”). Concurrently, the parties signed and filed a joint stipulation for dismissal with prejudice of the lawsuit (the “Stipulation”). Under the terms of the Stipulation, the Company agreed to issue 247,860 common shares to the Seller, consisting of 190,860 Additional Shares and 57,000 Share Consideration shares, within five business days of the Stipulation’s entry and pay the Seller’s reasonable and documented attorney’s fees related to the lawsuit, up to $65,000.

On September 9, 2024, the Company and the Seller filed the Stipulation in the Delaware Chancery Court, formally resolving the litigation. See Note 10 FPA amendment and resolution of lawsuit for more details.

G3 Tax Lien

The Internal Revenue Service has placed a federal tax lien on all the property and rights to property belonging to G3 which would include any proceeds from sale of property assets included in the financial statements of the Company. The lien relates to unpaid federal income taxes for 2017. Inclusive of interest, the balance owed is approximately $2,035,000 as of March 2025.

As disclosed in Note 4, the Company and G3 included a provision in the Merger Agreement that adjusts the aggregate share consideration to be paid to the shareholders of HBC if the G3 Tax Lien is not released prior to closing. Specifically, 4,000 shares of Solidion common stock, issuable to the HBC shareholders as part of the Merger Consideration at or following closing, will depend on whether the G3 Tax Lien has been settled by G3 prior to closing. As of the Merger closing and year-end, the G3 Tax Lien remained unsettled by G3 and as of December 31, 2024, the 4,000 holdback shares have not been issued.

The G3 Tax Lien represents a potential obligation that would become payable only upon the sale of the building. As the timing and likelihood of such a sale are uncertain and there are no immediate plans to sell, the Company has not recorded a liability on the balance sheet for this contingent obligation. Should the Company decide to sell the building in the future, this lien may need to be settled from the proceeds of the sale, which could impact the net cash inflow from such a transaction. The Company will continue to monitor the situation and will recognize a liability in the financial statements if and when it becomes probable that the building will be sold and the lien will need to be satisfied.

Strategic Cooperation Consulting Agreement

On September 11, 2024, the Company amended an existing Strategic Cooperation Consulting Agreement (the “Consulting Agreement”) by and between the Company and Arbor Lake Capital Inc. (the “Advisor”), pursuant to which the Company retained the Advisor as its consultant to provide non-exclusive consulting services in connection with the Company’s commercial and strategic business development including but not limited to sales and market development, business partnership, joint-venture, alliance, licensing and supply cooperation. In accordance with the terms of the Consulting Agreement, the Advisor shall be entitled to receive the consulting fees as follows:

•        40,000 shares of the Company’s common stock as a retainer upon the signing of the Consulting Agreement;

•        Any licensing agreement that results in a commercial/strategic partner(s) acquiring a license from the Company shall entitle the Advisor to 3% (three percent) of upfront licensing revenue, plus 2% (two percent) of annual loyalty revenue from the commercial/strategic partner(s) for the first three years;

•        Any commercial/strategic cooperation in which the Company would distribute, resell or become a licensee of the commercial/strategic partner, the Company shall pay to the Advisor 0.4% of the revenue generated by the Company under such agreement for the first three years beginning with the first date that the commercial/strategic partner delivers the first product;

•        For any sales/purchase of Company products in excess of $2,000,000 annually or similar agreements with commercial/strategic partner(s) resulting from the services rendered hereunder to the Company shall accrue compensation to the Advisor as follows: 2% (two percent) of sales/purchase value up to $5 million of the Company from the Commercial/Strategic Partner(s), plus 1.5% (one and half percent) of sales/purchase value above $5 million of the company from the Commercial/Strategic Partner(s);

•        For any other commercial/strategic cooperation including but not limited to partnership, joint-venture, alliance, and supply cooperation, the compensation will be further discussed and agreed upon by the parties when such cooperation commences.

•        The term of the Consulting Agreement shall continue until the performance by each party of its respective obligations thereunder shall have been satisfied. Either party may terminate the relationship upon mutual agreement after 12 months upon the effective date of the Consulting Agreement.

As the 40,000 shares are fully earned upon the signing of the agreement, the Company recorded an expense within Selling, General, and Administrative expenses on the Company’s consolidated and combined statements of operations of $700,000 based on the stock price on the signing date.

Registration Rights Agreement

Pursuant to the Registration Rights Agreement, dated August 30, 2024 (the “Agreement”), between the Company and the purchasers of privately placed securities (the “Purchasers”), the Company was obligated, among other things, to file a registration statement to register the resale of such securities and to have the Securities and Exchange Commission declare the registration statement effective by certain deadlines specified in the Agreement. As of December 31, 2024, the Company had not met these deadlines. As a result, the Company recorded an expense of $240,000 within Selling, General, and Administrative Expenses on its consolidated and combined statements of operations. If the Effectiveness Failure were to continue, the liquidated damages would be limited to approximately $400,000 plus interest calculated in accordance with the Agreement.